Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO		Average Summary Compensation Table Total for Other NEOs (11)	Average Compensation Actually Paid to Other NEOs		Cumulative TSR	Peer Group Cumulative TSR (12)	Net Income	Earnings Per Share
2024	$1,394,449	$2,126,500	(1)	$641,650	$933,425	(2)	188.95	146.80	$66,790,000	$3.16
2023	1,122,120	1,245,987	(3)	538,907	591,108	(4)	136.67	109.02	59,067,000	2.79
2022	1,239,301	1,215,361	(5)	611,686	600,535	(6)	119.91	99.06	63,351,000	2.97
2021	1,302,851	1,479,964	(7)	628,013	687,631	(8)	115.03	119.74	62,895,000	2.88
2020	1,293,219	1,158,370	(9)	429,997	315,444	(10)	85.72	87.20	56,152,000	2.53

Company Selected Measure Name	net income
Named Executive Officers, Footnote	The Named Executives, other than the CEO (the "Other NEOs"), for 2024 were: Gavin A. Mohr, Patrick J. Ervin, Stefanie M. Kimball and Joel F. Rahn. The Other NEOs for 2023 were: Gavin A. Mohr, Patrick J. Ervin, Stefanie M. Kimball and Larry R. Daniel.The Other NEOs for 2022 were: Gavin A. Mohr, Patrick J. Ervin, Stefanie M. Kimball and Joel F. Rahn.The Other NEOs for 2021 were: Gavin A. Mohr, Patrick J. Ervin, Stefanie M. Kimball and Joel F. Rahn. The Other NEOs for 2020 were: Gavin A. Mohr, Patrick J. Ervin, Stefanie M. Kimball, Dennis J. Mack, Robert N. Shuster and Stephen A. Erickson.
PEO Total Compensation Amount	$ 1,394,449	$ 1,122,120	$ 1,239,301	$ 1,302,851	$ 1,293,219
PEO Actually Paid Compensation Amount	$ 2,126,500	1,245,987	$ 1,215,361	$ 1,479,964	$ 1,158,370
Adjustment To PEO Compensation, Footnote	Reflects the following adjustments to Mr. Kessel's total compensation for 2024, as reflected in the Summary Compensation Table above:
a.Subtracted $330,138, the aggregate grant date fair value of stock awards granted in 2024.
b.Added (Subtracted):
i.$602,406, the year-end fair value of awards granted during 2024 that remain outstanding and unvested at December 31, 2024;
ii.$462,332, the change in the year-end fair value (from the prior year-end fair value) of awards granted prior to 2024 that remain outstanding and unvested at December 31, 2024; and
iii.$(2,549), the change in the vesting date fair value (from the prior year-end fair value) of awards granted prior to 2024 that vested in 2024.
Reflects the following adjustments to Mr. Kessel's total compensation for 2023, as reflected in the Summary Compensation Table above:
a.Subtracted $318,106, the aggregate grant date fair value of stock awards granted in 2023.
b.Added (Subtracted):
i.$376,529, the year-end fair value of awards granted during 2023 that remain outstanding and unvested at December 31, 2023;
ii.$70,407, the change in the year-end fair value (from the prior year-end fair value) of awards granted prior to 2023 that remain outstanding and unvested at December 31, 2023; and
iii.$(4,963), the change in the vesting date fair value (from the prior year-end fair value) of awards granted prior to 2023 that vested in 2023.
Reflects the following adjustments to Mr. Kessel's total compensation for 2022, as reflected in the Summary Compensation Table above:
a.Subtracted $282,638, the aggregate grant date fair value of stock awards granted in 2022.
b.Added (Subtracted):
i.$258,826, the year-end fair value of awards granted during 2022 that remain outstanding and unvested at December 31, 2022;
ii.$(3,876), the change in the year-end fair value (from the prior year-end fair value) of awards granted prior to 2022 that remain outstanding and unvested at December 31, 2022; and
iii.$3,748, the change in the vesting date fair value (from the prior year-end fair value) of awards granted prior to 2022 that vested in 2022.
Reflects the following adjustments to Mr. Kessel's total compensation for 2021, as reflected in the Summary Compensation Table above:
a.Subtracted $272,223, the aggregate grant date fair value of stock awards granted in 2021.
b.Added:
i.$311,895, the year-end fair value of awards granted during 2021 that remain outstanding and unvested at December 31, 2021;
ii.$112,002, the change in the year-end fair value (from the prior year-end fair value) of awards granted prior to 2021 that remain outstanding and unvested at December 31, 2021; and
iii.$25,439, the change in the vesting date fair value (from the prior year-end fair value) of awards granted prior to 2021 that vested in 2021.
Reflects the following adjustments to Mr. Kessel's total compensation for 2020, as reflected in the Summary Compensation Table above:
a.Subtracted $257,400, the aggregate grant date fair value of stock awards granted in 2020.
b.Added (Subtracted):
i.$202,889, the year-end fair value of awards granted during 2020 that remain outstanding and unvested at December 31, 2020;
ii.$(80,339), the change in the year-end fair value (from the prior year-end fair value) of awards granted prior to 2020 that remain outstanding and unvested at December 31, 2020; and
iii.$1, the change in the vesting date fair value (from the prior year-end fair value) of awards granted prior to 2020 that vested in 2020.

Non-PEO NEO Average Total Compensation Amount	$ 641,650	538,907	$ 611,686	$ 628,013	$ 429,997
Non-PEO NEO Average Compensation Actually Paid Amount	$ 933,425	591,108	600,535	687,631	315,444
Adjustment to Non-PEO NEO Compensation Footnote	The Named Executives, other than the CEO (the "Other NEOs"), for 2024 were: Gavin A. Mohr, Patrick J. Ervin, Stefanie M. Kimball and Joel F. Rahn. Reflects the following adjustments to the average of the Other NEOs' total compensation for 2024, as reflected in the Summary Compensation Table above:
a.Subtracted $125,835, the average aggregate grant date fair value of stock awards granted to the Other NEOs in 2024.
b.Added (Subtracted):
i.$229,617, the average year-end fair value of awards granted during 2024 that remain outstanding and unvested at December 31, 2024;
ii.$189,190, the change in the average year-end fair value (from the average prior year-end fair value) of awards granted prior to 2024 that remain outstanding and unvested at December 31, 2024; and
iii.$(1,197), the change in the average vesting date fair value (from the average prior year-end fair value) of awards granted prior to 2024 that vested in 2024.
The Other NEOs for 2023 were: Gavin A. Mohr, Patrick J. Ervin, Stefanie M. Kimball and Larry R. Daniel. Reflects the following adjustments to the average of the Other NEOs' total compensation for 2023, as reflected in the Summary Compensation Table above:
a.Subtracted $122,769, the average aggregate grant date fair value of stock awards granted to the Other NEOs in 2023.
b.Added (Subtracted):
i.$145,315, the average year-end fair value of awards granted during 2023 that remain outstanding and unvested at December 31, 2023;
ii.$31,156, the change in the average year-end fair value (from the average prior year-end fair value) of awards granted prior to 2023 that remain outstanding and unvested at December 31, 2023; and
iii.$(1,501), the change in the average vesting date fair value (from the average prior year-end fair value) of awards granted prior to 2023 that vested in 2023.
The Other NEOs for 2022 were: Gavin A. Mohr, Patrick J. Ervin, Stefanie M. Kimball and Joel F. Rahn. Reflects the following adjustments to the average of the Other NEOs' total compensation for 2022, as reflected in the Summary Compensation Table above:
a.Subtracted $125,959, the average aggregate grant date fair value of stock awards granted to the Other NEOs in 2022.
b.Added (Subtracted):
i.$115,476, the average year-end fair value of awards granted during 2022 that remain outstanding and unvested at December 31, 2022;
ii.$(1,540), the change in the average year-end fair value (from the average prior year-end fair value) of awards granted prior to 2022 that remain outstanding and unvested at December 31, 2022; and
iii.$872, the change in the average vesting date fair value (from the average prior year-end fair value) of awards granted prior to 2022 that vested in 2022.
The Other NEOs for 2021 were: Gavin A. Mohr, Patrick J. Ervin, Stefanie M. Kimball and Joel F. Rahn. Reflects the following adjustments to the average of the Other NEOs' total compensation for 2021, as reflected in the Summary Compensation Table above:
a.Subtracted $126,473, the average aggregate grant date fair value of stock awards granted to the Other NEOs in 2021.
b.Added:
i.$145,831, the average year-end fair value of awards granted during 2021 that remain outstanding and unvested at December 31, 2021;
ii.$25,276, the change in the average year-end fair value (from the average prior year-end fair value) of awards granted prior to 2021 that remain outstanding and unvested at December 31, 2021; and
iii.$14,983, the change in the average vesting date fair value (from the average prior year-end fair value) of awards granted prior to 2021 that vested in 2021.
The Other NEOs for 2020 were: Gavin A. Mohr, Patrick J. Ervin, Stefanie M. Kimball, Dennis J. Mack, Robert N. Shuster and Stephen A. Erickson. Reflects the following adjustments to the average of the Other NEOs' total compensation for 2020, as reflected in the Summary Compensation Table above:
a.Subtracted $81,195, the average aggregate grant date fair value of stock awards granted to the Other NEOs in 2020.
b.Added (Subtracted):
i.$51,749, the average year-end fair value of awards granted during 2020 that remain outstanding and unvested at December 31, 2020;
ii.$(26,396), the change in the average year-end fair value (from the average prior year-end fair value) of awards granted prior to 2020 that remain outstanding and unvested at December 31, 2020; and
iii.$(14,600), the change in the average vesting date fair value (from the average prior year-end fair value) of awards granted prior to 2020 that vested in 2020.
c.Subtracted $(44,110), the prior year-end fair value of awards that were forfeited during 2020.
	The 2020 Other NEO compensation is lower relative to 2021 and 2022 due to certain retirements and terminations of certain Other NEOs during that year.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The peer group for each year presented is the Nasdaq Bank Stock Index.
Tabular List, Table	Earnings per share Efficiency ratio Non-performing assets to total assets Deposit balance growth
Total Shareholder Return Amount	$ 188.95	136.67	119.91	115.03	85.72
Peer Group Total Shareholder Return Amount	146.80	109.02	99.06	119.74	87.20
Net Income (Loss)	$ 66,790,000	$ 59,067,000	$ 63,351,000	$ 62,895,000	$ 56,152,000
Company Selected Measure Amount | $ / shares	3.16	2.79	2.97	2.88	2.53
PEO Name	Mr. Kessel	Mr. Kessel	Mr. Kessel	Mr. Kessel	Mr. Kessel
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (330,138)	$ (318,106)	$ (282,638)	$ (272,223)	$ (257,400)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	602,406	376,529	258,826	311,895	202,889
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	462,332	70,407	(3,876)	112,002	(80,339)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,549)	(4,963)	3,748	25,439	1
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per share
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Efficiency ratio
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Non-performing assets to total assets
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Deposit balance growth
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (125,835)	(122,769)	(125,959)	(126,473)	(81,195)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,617	145,315	115,476	145,831	51,749
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,190	31,156	(1,540)	25,276	(26,396)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,197)	$ (1,501)	$ 872	$ 14,983	(14,600)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (44,110)